Total revenue and income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Total revenue and income
20.	Total revenue and income

	December 31, 2018	December 31, 2017	December 31, 2016
Gross revenue from transaction activities and other services	2,638,103	1,391,381	543,818
Gross revenue from sales	513,795	655,153	371,517
Gross financial income (i)	1,464,877	858,410	411,413
Other financial income (ii)	278,445	8,576	5,337

Total gross revenue and income	4,895,220	2,913,520	1,332,085

Deductions from gross revenue from transactions activities and other services (iii)	(371,000)	(167,120)	(63,793)
Deductions from gross revenue from sales (iv)	(139,183)	(183,229)	(110,923)
Deductions from gross financial income (v)	(50,345)	(39,786)	(18,984)

Total deductions from gross revenue and income	(560,528)	(390,135)	(193,700)

Total revenue and income	4,334,692	2,523,385	1,138,385

(i)	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on note receivables due in installments.
(ii)

The increase in the period refers to foreign exchange gain on the currency conversion of the IPO and follow-on offering proceeds for the year ended December 31, 2018 in the amount of R$ 131,212 and financial income on financial investments classified as cash and cash equivalents for the year ended on December 31, 2018 in the amount of R$ 138,027 (December 31, 2017 -R$ 6,722)

(iii)	Deductions consist of sales taxes.
(iv)	Deductions are composed of sales taxes and returns.
(v)	Deductions consist of taxes on financial income.